SUBSEQUENT EVENTS (Details) - $ / shares		6 Months Ended
	Jul. 26, 2019	Jun. 30, 2019	Jun. 30, 2018
Dividends [Abstract]
Dividend declared (in dollars per share)		$ 0.07	$ 0.04
Subsequent Event [Member]
Dividends [Abstract]
Dividend declared (in dollars per share)	$ 0.01
Dividend declare date	Jul. 26, 2019
Dividends payable date	Sep. 20, 2019